EQ ADVISORS TRUSTSM
SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2011, as supplemented of EQ Advisors Trust (“Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.
The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio (each, a “Portfolio” and together, the “Portfolios”) of the Trust.
Information Regarding
EQ/AXA Franklin Small Cap Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio,
EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual
Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio
Effective May 1, 2012, the Portfolio’s investment objective in the Trust’s Prospectus will change as indicated below:

EQ/AXA Franklin Small Cap Value Core	Seeks to achieve long-term total return with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Equity Growth PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Franklin Core Balanced
Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

EQ/Global Multi-Sector Equity	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Core PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/International Value PLUS
Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

EQ/Large Cap Core PLUS Portfolio	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Growth PLUS	Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Large Cap Value PLUS	Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mid Cap Value PLUS	Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.
EQ/Mutual Large Cap Equity
Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.

EQ/Templeton Global Equity	Seeks to achieve long-term capital growth with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes.